Note 9 - Commitments and Contingencies	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
Note 9 - Commitments and Contingencies

During 2009 and 2008, the Company had an operating lease commitment for office space with an unrelated party. The monthly lease rate was $214 plus miscellaneous fees. For the years ended July 31, 2009, and 2008, the Company recorded rent expense of $2,200, and $2,449, respectively. The Company terminated the operating lease commitment as part of the change in its business plan.

On October 1, 2009, the Company entered into an operating lease agreement for office space with an unrelated party. The quarterly lease rate is $319. Rent expense for the year ended July 31, 2010, was $1,317.

As of April 30, 2011, the Company made arrangements to use space currently occupied by Mr. Vandeberg. The Company pays $500 per month for use of this space as its corporate offices. The Company plans to remain in this space until it is no longer suitable for its operations or circumstances demand otherwise.